American Funds Inflation Linked Bond Fund®
Investment portfolio
August 31, 2020
unaudited
Bonds, notes & other debt instruments 98.39% U.S. Treasury bonds & notes 85.37% U.S. Treasury inflation-protected securities 81.20%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2021[1]	$96,790	$97,598
U.S. Treasury Inflation-Protected Security 0.625% 2021[1,2]	223,004	227,363
U.S. Treasury Inflation-Protected Security 1.125% 2021[1]	41,240	41,668
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	271,746	277,962
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	108,870	111,111
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	17,821	18,389
U.S. Treasury Inflation-Protected Security 0.125% 2023[1]	33,444	34,682
U.S. Treasury Inflation-Protected Security 0.375% 2023[1]	29,904	31,608
U.S. Treasury Inflation-Protected Security 0.125% 2024[1,2]	33,152	35,499
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	651	695
U.S. Treasury Inflation-Protected Security 0.50% 2024[1,2]	188,453	201,826
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	106,047	113,600
U.S. Treasury Inflation-Protected Security 0.125% 2025[1]	420,283	451,951
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]	125,038	134,638
U.S. Treasury Inflation-Protected Security 0.375% 2025[1,2]	262,269	287,370
U.S. Treasury Inflation-Protected Security 2.375% 2025[1]	32,066	37,623
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]	135,488	148,383
U.S. Treasury Inflation-Protected Security 0.625% 2026[1]	178,443	198,532
U.S. Treasury Inflation-Protected Security 2.00% 2026[1]	135,060	160,705
U.S. Treasury Inflation-Protected Security 0.375% 2027[1]	190,718	214,136
U.S. Treasury Inflation-Protected Security 0.375% 2027[1]	106,276	118,187
U.S. Treasury Inflation-Protected Security 2.375% 2027[1,2]	194,530	242,456
U.S. Treasury Inflation-Protected Security 0.50% 2028[1]	239,709	271,490
U.S. Treasury Inflation-Protected Security 1.75% 2028[1]	75,051	92,277
U.S. Treasury Inflation-Protected Security 0.25% 2029[1,2]	221,885	251,052
U.S. Treasury Inflation-Protected Security 0.875% 2029[1]	69,822	82,214
U.S. Treasury Inflation-Protected Security 2.50% 2029[1]	2,401	3,171
U.S. Treasury Inflation-Protected Security 0.125% 2030[1,2]	516,490	577,685
U.S. Treasury Inflation-Protected Security 0.125% 2030[1]	251,327	281,836
U.S. Treasury Inflation-Protected Security 2.125% 2040[1]	53,663	83,022
U.S. Treasury Inflation-Protected Security 2.125% 2041[1]	51,200	80,149
U.S. Treasury Inflation-Protected Security 0.75% 2042[1]	57,035	72,243
U.S. Treasury Inflation-Protected Security 0.625% 2043[1]	11,211	13,903
U.S. Treasury Inflation-Protected Security 1.375% 2044[1]	71,997	103,142
U.S. Treasury Inflation-Protected Security 0.75% 2045[1]	122,592	157,426
U.S. Treasury Inflation-Protected Security 1.00% 2046[1]	105,349	143,393
U.S. Treasury Inflation-Protected Security 0.875% 2047[1]	144,469	193,913
U.S. Treasury Inflation-Protected Security 1.00% 2048[1,2]	127,624	177,640
U.S. Treasury Inflation-Protected Security 1.00% 2049[1]	21,613	30,447
U.S. Treasury Inflation-Protected Security 0.25% 2050[1,2]	166,091	197,748
		5,998,733
U.S. Treasury 4.17%
U.S. Treasury 0.375% 2027	12,000	12,007
U.S. Treasury 1.125% 2040[2]	116,000	114,009
U.S. Treasury 1.125% 2040	69,000	67,512
American Funds Inflation Linked Bond Fund — Page 1 of 10

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 2043	$6,260	$8,121
U.S. Treasury 3.375% 2044	10,100	14,172
U.S. Treasury 1.25% 2050	89,138	84,186
U.S. Treasury 2.00% 2050[2]	7,000	7,891
		307,898
Total U.S. Treasury bonds & notes		6,306,631
Corporate bonds, notes & loans 6.30% Energy 1.53%
Energy Transfer Partners, LP 6.00% 2048	10,000	10,262
Equinor ASA 3.625% 2028	13,165	15,514
MPLX LP 4.00% 2028	2,430	2,677
MPLX LP 4.70% 2048	10,000	10,675
ONEOK, Inc. 6.35% 2031	15,014	17,759
ONEOK, Inc. 7.15% 2051	5,564	6,715
Petróleos Mexicanos 7.47% 2026	MXN30	1
Sabine Pass Liquefaction, LLC 4.20% 2028	$2,225	2,450
Sabine Pass Liquefaction, LLC 4.50% 2030[3]	12,053	13,820
TransCanada PipeLines Ltd. 4.10% 2030	19,103	22,195
Williams Companies, Inc. 3.50% 2030	9,898	10,894
		112,962
Utilities 1.11%
Consumers Energy Co. 4.05% 2048	8,570	10,984
Entergy Corp. 2.80% 2030	4,425	4,823
Entergy Corp. 3.75% 2050	4,700	5,426
Exelon Corp. 4.05% 2030	4,725	5,579
Exelon Corp. 4.70% 2050	1,300	1,675
FirstEnergy Corp. 3.90% 2027	4,725	5,188
FirstEnergy Corp. 4.85% 2047	4,890	6,012
Mississippi Power Co. 4.25% 2042	1,660	1,972
Public Service Electric and Gas Co. 2.05% 2050	5,365	4,913
Public Service Enterprise Group Inc. 3.20% 2049	8,250	9,248
Tampa Electric Co. 4.45% 2049	8,070	10,504
Virginia Electric and Power Co. 3.80% 2028	7,925	9,361
Virginia Electric and Power Co. 2.875% 2029	2,800	3,150
Wisconsin Electric Power Co. 4.30% 2048	2,600	3,296
		82,131
Information technology 1.04%
Apple Inc. 2.40% 2050	30,000	29,840
Broadcom Inc. 5.00% 2030	17,063	20,311
Global Payments Inc. 2.90% 2030	6,972	7,526
PayPal Holdings, Inc. 1.65% 2025	11,647	12,105
PayPal Holdings, Inc. 3.25% 2050	6,210	7,049
		76,831
Consumer discretionary 0.80%
Boston University 4.061% 2048	2,075	2,727
Duke University 2.832% 2055	5,000	5,307
Home Depot, Inc. 2.95% 2029	8,408	9,487
Home Depot, Inc. 4.50% 2048	1,240	1,659
Massachusetts Institute of Technology 2.294% 2051	22,000	21,886
American Funds Inflation Linked Bond Fund — Page 2 of 10

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
The Board of Trustees of The Leland Stanford Junior University 1.289% 2027	$2,500	$2,551
Yale University 1.482% 2030	15,000	15,269
		58,886
Consumer staples 0.63%
Anheuser-Busch InBev NV 3.50% 2030	7,500	8,601
Anheuser-Busch InBev NV 4.50% 2050	10,000	12,145
Conagra Brands, Inc. 4.85% 2028	6,400	7,825
Keurig Dr Pepper Inc. 4.057% 2023	10,650	11,645
Keurig Dr Pepper Inc. 5.085% 2048	4,291	5,880
		46,096
Communication services 0.50%
Tencent Holdings Ltd. 3.24% 2050[3]	11,800	12,434
Tencent Holdings Ltd. 3.29% 2060[3]	15,000	15,911
Verizon Communications Inc. 4.50% 2033	7,000	8,885
		37,230
Industrials 0.26%
General Electric Co. 3.625% 2030	2,625	2,708
General Electric Co. 4.25% 2040	6,400	6,474
General Electric Co. 4.35% 2050	6,275	6,386
United Technologies Corp. 4.125% 2028	3,265	3,887
		19,455
Health care 0.25%
Becton, Dickinson and Company 3.70% 2027	7,700	8,731
Cigna Corp. 4.90% 2048	7,175	9,495
		18,226
Materials 0.14%
Air Products and Chemicals, Inc. 1.50% 2025	6,427	6,704
Air Products and Chemicals, Inc. 2.05% 2030	3,284	3,471
		10,175
Real estate 0.04%
American Campus Communities, Inc. 3.875% 2031	2,892	3,148
Total corporate bonds, notes & loans		465,140
Bonds & notes of governments & government agencies outside the U.S. 4.04%
Colombia (Republic of) 5.00% 2045	600	717
European Stability Mechanism 2.125% 2022[3]	40,000	41,607
Italy (Republic of) 0.10% 2023[1]	€72,419	86,556
Japan, Series 18, 0.10% 2024[1]	¥2,240,300	21,209
Japan, Series 20, 0.10% 2025[1]	4,318,000	40,817
Peru (Republic of) 2.392% 2026	$2,730	2,875
PETRONAS Capital Ltd. 3.50% 2030[3]	5,490	6,234
PETRONAS Capital Ltd. 4.55% 2050[3]	5,775	7,634
Spain (Kingdom of) 1.25% 2030	€24,490	31,683
United Kingdom 0.125% 2041[1]	£8,403	18,864
United Mexican States, Series M20, 10.00% 2024	MXN110,000	5,986
United Mexican States, Series M, 5.75% 2026	521,500	24,408
American Funds Inflation Linked Bond Fund — Page 3 of 10

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States, Series M, 7.50% 2027	MXN110,000	$5,581
Uruguay (Oriental Republic of) 8.50% 2028	UYU172,200	4,063
		298,234
Mortgage-backed obligations 0.86% Collateralized mortgage-backed obligations (privately originated) 0.82%
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[3,4,5]	$3,031	3,277
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,4,5]	9,398	9,365
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[3,4,5]	1,440	1,551
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[3,4,5]	1,819	1,901
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[3,4,5]	1,255	1,290
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[3,4,5]	5,117	5,229
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[3,4,5]	9,582	9,960
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[3,4,5]	6,144	6,415
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[3,4,5]	5,887	6,069
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[3,4,5]	11,224	11,951
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[3,4,5]	3,428	3,612
		60,620
Commercial mortgage-backed securities 0.04%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[4]	3,000	3,138
Total mortgage-backed obligations		63,758
Federal agency bonds & notes 0.73%
Fannie Mae 0.875% 2030	55,000	54,045
Asset-backed obligations 0.72%
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.47% 2031[3,4]	3,295	3,298
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,4]	5,195	5,285
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[3,4]	854	873
Santander Consumer Auto Receivables Trust, Series 2020-A, Class B, 2.26% 2025[3,4]	6,250	6,496
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[3,4]	1,318	1,362
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[3,4]	30,000	30,021
Triton Container Finance LLC, Series 2020-1, Class B, 3.74% 2045[3,4]	6,205	6,221
		53,556
Municipals 0.37% California 0.37%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	7,500	7,602
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	9,200	9,365
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	10,100	10,295
Total municipals		27,262
Total bonds, notes & other debt instruments (cost: $6,562,302,000)		7,268,626
Short-term securities 4.12% Money market investments 4.12%	Shares
Capital Group Central Cash Fund 0.14%[6,7]	3,042,131	304,243
Total short-term securities (cost: $304,243,000)		304,243
Total investment securities 102.51% (cost: $6,866,545,000)		7,572,869
Other assets less liabilities (2.51)%		(185,661)
Net assets 100.00%		$7,387,208
American Funds Inflation Linked Bond Fund — Page 4 of 10

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 8/31/2020[9] (000)	Unrealized appreciation (depreciation) at 8/31/2020 (000)
30 Day Federal Funds Futures	Short	7,282	January 2021	$(3,034,409)	$(3,032,741)	$898
90 Day Euro Dollar Futures	Short	23,931	September 2020	(5,982,750)	(5,968,840)	(2,605)
90 Day Euro Dollar Futures	Short	5,018	March 2021	(1,254,500)	(1,251,991)	(84)
2 Year U.S. Treasury Note Futures	Short	25	January 2021	(5,000)	(5,524)	(3)
5 Year U.S. Treasury Note Futures	Long	4,455	January 2021	445,500	561,469	685
10 Year U.S. Treasury Note Futures	Long	375	December 2020	37,500	52,219	92
10 Year Ultra U.S. Treasury Note Futures	Short	6,619	December 2020	(661,900)	(1,055,317)	622
20 Year U.S. Treasury Bond Futures	Long	1,143	December 2020	114,300	200,847	(627)
30 Year Ultra U.S. Treasury Bond Futures	Long	173	December 2020	17,300	38,217	862
						$(160)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 8/31/2020 (000)
Purchases (000)	Sales (000)
USD33,303	EUR28,000	Bank of America	9/8/2020	$(117)
USD7,202	GBP5,475	Goldman Sachs	9/10/2020	(117)
JPY5,671,300	USD53,077	Morgan Stanley	9/11/2020	475
USD23,042	CLP17,867,000	Citibank	9/11/2020	63
USD6,887	JPY728,520	HSBC Bank	9/11/2020	7
JPY1,992,700	EUR15,802	Morgan Stanley	9/11/2020	(45)
EUR17,267	MXN460,000	JPMorgan Chase	9/11/2020	(383)
CHF32,200	USD35,274	Citibank	9/15/2020	364
USD86,348	EUR73,250	Morgan Stanley	9/15/2020	(1,094)
EUR8,919	USD10,517	Standard Chartered Bank	9/16/2020	130
USD10,505	EUR8,900	Morgan Stanley	9/16/2020	(119)
USD16,479	GBP12,660	Morgan Stanley	9/16/2020	(446)
JPY1,466,000	USD13,771	Citibank	9/18/2020	74
USD654	MXN14,484	Citibank	9/18/2020	(6)
USD11,498	SEK100,000	Citibank	9/18/2020	(66)
USD22,394	COP84,958,000	Barclays Bank PLC	9/24/2020	(279)
USD20,028	NOK179,700	JPMorgan Chase	9/24/2020	(546)
USD36,426	MXN812,621	HSBC Bank	9/24/2020	(601)
USD88,232	GBP67,147	Morgan Stanley	9/24/2020	(1,543)
USD27,357	KRW32,489,550	JPMorgan Chase	9/28/2020	7
				$(4,242)
American Funds Inflation Linked Bond Fund — Page 5 of 10

unaudited
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 8/31/2020 (000)
1.309%	U.S. EFFR	12/16/2020	$3,500,150	$10,939	$—	$10,939
1.33075%	U.S. EFFR	12/16/2020	2,320,400	7,379	—	7,379
EONIA	(0.5145)%	2/3/2021	€6,006,000	430	—	430
EONIA	(0.5315)%	2/3/2021	3,003,000	298	—	298
EONIA	(0.545)%	2/3/2021	1,192,450	145	—	145
3-month USD-LIBOR	2.367%	3/28/2021	$68,800	(835)	—	(835)
2.80%	3-month USD-LIBOR	9/2/2022	280,000	14,473	—	14,473
2.75%	3-month USD-LIBOR	9/2/2022	280,000	14,193	—	14,193
1.5675%	3-month USD-LIBOR	8/17/2023	270,000	7,276	—	7,276
U.S. EFFR	0.11%	5/18/2024	978,900	37	—	37
6.23%	28-day MXN-TIIE	3/28/2025	MXN1,280,750	2,941	—	2,941
2.319%	3-month USD-LIBOR	6/15/2025	$340,000	32,644	—	32,644
U.S. EFFR	0.126%	6/25/2025	148,300	(124)	—	(124)
U.S. EFFR	0.1275%	6/25/2025	148,300	(135)	—	(135)
U.S. EFFR	0.106%	6/30/2025	165,539	31	—	31
U.S. EFFR	0.093%	7/2/2025	18,000	15	—	15
U.S. EFFR	0.096%	7/2/2025	18,000	12	—	12
U.S. EFFR	0.10875%	7/6/2025	19,800	2	—	2
U.S. EFFR	0.0995%	7/9/2025	9,900	6	—	6
U.S. EFFR	0.105%	7/9/2025	9,900	3	—	3
U.S. EFFR	0.099%	7/10/2025	24,400	15	—	15
3-month USD-LIBOR	1.867%	7/11/2025	274,100	(12,216)	—	(12,216)
2.344%	3-month USD-LIBOR	9/25/2025	449,000	45,125	—	45,125
6-month JPY-LIBOR	0.228%	2/8/2026	¥4,250,000	(525)	—	(525)
3-month USD-LIBOR	0.64%	3/30/2027	$127,000	(1,559)	—	(1,559)
U.S. EFFR	2.045%	11/2/2027	33,700	(4,241)	—	(4,241)
2.91%	3-month USD-LIBOR	2/1/2028	70,300	7,810	—	7,810
2.908%	3-month USD-LIBOR	2/1/2028	70,300	7,803	—	7,803
2.925%	3-month USD-LIBOR	2/1/2028	56,200	6,285	—	6,285
2.92%	3-month USD-LIBOR	2/2/2028	53,200	5,935	—	5,935
6-month GBP-LIBOR	1.6567%	9/28/2028	£44,000	(6,018)	—	(6,018)
28-day MXN-TIIE	6.95%	3/22/2030	MXN775,250	(3,048)	—	(3,048)
0.913%	3-month USD-LIBOR	6/9/2030	$190,000	4,100	—	4,100
3-month USD-LIBOR	2.494%	6/15/2030	180,000	(31,359)	—	(31,359)
3-month USD-LIBOR	2.97125%	9/2/2030	57,050	(12,753)	—	(12,753)
3-month USD-LIBOR	3.005%	9/2/2030	57,050	(12,943)	—	(12,943)
3-month USD-LIBOR	2.507%	9/25/2030	239,000	(42,309)	—	(42,309)
3-month USD-LIBOR	1.83%	8/17/2031	58,000	(5,804)	—	(5,804)
3-month USD-LIBOR	2.986%	2/1/2038	33,900	(5,128)	—	(5,128)
3-month USD-LIBOR	2.9625%	2/1/2038	42,100	(6,278)	—	(6,278)
3-month USD-LIBOR	2.963%	2/1/2038	42,200	(6,294)	—	(6,294)
3-month USD-LIBOR	2.967%	2/2/2038	32,800	(4,904)	—	(4,904)
6-month GBP-LIBOR	1.5872%	2/5/2039	£3,600	(820)	—	(820)
6-month GBP-LIBOR	1.5877%	2/5/2039	6,100	(1,390)	—	(1,390)
U.S. EFFR	0.6193%	4/6/2050	$30,300	1,997	—	1,997
U.S. EFFR	0.60602%	4/6/2050	13,870	964	—	964
U.S. EFFR	0.61692%	4/6/2050	12,500	832	—	832
0.9199%	3-month USD-LIBOR	5/11/2050	47,820	(2,021)	—	(2,021)
6-month EURIBOR	0.0897%	6/4/2050	€22,000	244	—	244
American Funds Inflation Linked Bond Fund — Page 6 of 10

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 8/31/2020 (000)
6-month EURIBOR	0.1057%	6/5/2050	€22,000	$118	$—	$118
1.08925%	3-month USD-LIBOR	9/2/2050	$34,300	94	—	94
					$—	$11,442
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 8/31/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 8/31/2020 (000)
CDX.NA.IG.34	1.00%/Quarterly	6/20/2025	$620,000	$(10,224)	$11,645	$(21,869)
Investments in affiliates7

	Value of affiliates at 12/1/2019 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 8/31/2020 (000)	Dividend income (000)
Short-term securities 4.12%
Money market investments 4.12%
Capital Group Central Cash Fund 0.14%[6]	$115,503	$3,934,338	$3,745,600	$1	$1	$304,243	$1,279
[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $85,401,000, which represented 1.16% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $211,816,000, which represented 2.87% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Rate represents the seven-day yield at 8/31/2020.
[7]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
American Funds Inflation Linked Bond Fund — Page 7 of 10

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $8,980,544,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $538,752,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $42,446,366,000 and $890,833,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Inflation Linked Bond Fund — Page 8 of 10

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$6,306,631	$—	$6,306,631
Corporate bonds, notes & loans	—	465,140	—	465,140
Bonds & notes of governments & government agencies outside the U.S.	—	298,234	—	298,234
Mortgage-backed obligations	—	63,758	—	63,758
Federal agency bonds & notes	—	54,045	—	54,045
Asset-backed obligations	—	53,556	—	53,556
Municipals	—	27,262	—	27,262
Short-term securities	304,243	—	—	304,243
Total	$304,243	$7,268,626	$—	$7,572,869
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,159	$—	$—	$3,159
Unrealized appreciation on open forward currency contracts	—	1,120	—	1,120
Unrealized appreciation on interest rate swaps	—	172,146	—	172,146
Liabilities:
Unrealized depreciation on futures contracts	(3,319)	—	—	(3,319)
Unrealized depreciation on open forward currency contracts	—	(5,362)	—	(5,362)
Unrealized depreciation on interest rate swaps	—	(160,704)	—	(160,704)
Unrealized depreciation on credit default swaps	—	(21,869)	—	(21,869)
Total	$(160)	$(14,669)	$—	$(14,829)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

American Funds Inflation Linked Bond Fund — Page 9 of 10

unaudited
Key to abbreviations and symbols
CHF = Swiss francs	KRW = South Korean won
CLP = Chilean pesos	LIBOR = London Interbank Offered Rate
COP = Colombian pesos	MXN = Mexican pesos
EFFR = Effective Federal Funds Rate	NOK = Norwegian kroner
EONIA = Euro Overnight Index Average	Rev. = Revenue
EUR/€ = Euros	SEK = Swedish kronor
EURIBOR = Euro Interbank Offered Rate	TIIE = Equilibrium Interbank Interest Rate
GBP/£ = British pounds	USD/$ = U.S. dollars
JPY/¥ = Japanese yen	UYU = Uruguayan pesos
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP3-060-1020O-S78162	American Funds Inflation Linked Bond Fund — Page 10 of 10